BACKGROUND	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
NOTE 1 – BACKGROUND

Inspyr Therapeutics, Inc. (“we”, “us”, “our company”, “our”, “Inspyr” or the “Company”) was formed under the laws of the State of Delaware in November 2003, and has its principal office in Westlake Village, California. We are an early-stage, pre-revenue, pharmaceutical company focused on the discovery and development of prodrug cancer therapeutics for the treatment of solid tumors, including brain, liver, prostate and other cancers. We plan to develop a series of therapies based on our target-activated prodrug technology platform.

Effective August 1, 2016, pursuant to a certificate of amendment to our amended and restated certificate of incorporation, we changed our corporate name from GenSpera, Inc. to Inspyr Therapeutics, Inc. Effective August 1, 2016, our common stock ceased trading under the symbol “GNSZ” and began trading under the symbol NSPX on August 2, 2016.

Effective November 17, 2016 at 5:00 p.m. Eastern Time, we effected a one (1) for thirty (30) reverse stock split of our common stock. Accordingly, each of our shareholders received one (1) new share of common stock for every thirty (30) shares of common stock such shareholder held immediately prior to the effective time of the reverse split. The reverse stock split affected all of our issued and outstanding shares of common stock as well as the number of shares of common stock underlying stock options, warrants and other exercisable or convertible instruments outstanding at the effective time of the reverse split. The reverse split also has the effect of proportionately increasing the applicable conversion or exercise price of such convertible securities. The shareholders received no fractional shares and instead had every fractional share rounded up to the next whole number.

All references to common stock, share and per share amounts have been retroactively restated to reflect the 1:30 reverse stock split as if it had taken place as of the beginning of the earliest period presented.

Our primary focus at the present time is the clinical development of our lead compound, mipsagargin (formerly referred to as G-202), a novel therapeutic agent with a unique mechanism of action. We have completed a Phase 1a/1b dose escalation, safety, tolerability and dose refinement study of mipsagargin, in which we treated a total of 44 patients, including two patients with hepatocellular carcinoma (HCC), or liver cancer, who experienced prolonged stabilization of disease of up to eleven months after initiation of treatment.

In addition, we have completed an open label single arm Phase II clinical trial of mipsagargin in subjects with liver cancer, in which twenty-five patients were treated. In May 2015, we received a final clinical study report, and consider the results of the study to be positive, with 63% of treated patients having stable disease at two (2) months and a median time to progression of 4.5 months.

In the first quarter of 2014, we entered into a collaborative arrangement to conduct a Phase 2 clinical trial entitled, “G-202-004: An Open-Label, Single-Arm, Phase II Study to Evaluate the Efficacy, Safety and CNS Exposure of G-202 in Patients with Recurrent or Progressive Glioblastoma.” In May 2015, we announced that based on preliminary data obtained in the first stage of the trial, we were expanding the trial to a potential 34 patients. In September 2015 we announced interim Phase 2 data from 11 patients with glioblastoma with demonstrated clinical benefit in a subset of patients with high levels of PSMA expression in the primary tumor. As of October 20, 2016, we have treated twenty-six patients in the trial.

During the first quarter of 2016, we initiated a Phase II clinical trial pilot study in patients with prostate cancer entitled, “G-202-005: An Open-Label, Single-Arm, Phase II Study to Evaluate the Safety and Activity of G-202 Administered in the Neoadjuvant Setting Followed by Radical Prostatectomy in Patients with Adenocarcinoma of the Prostate”, via a collaborative agreement with a single site in the U.S., in which one patient has been enrolled as of October 20, 2016.

During the second quarter of 2016, we initiated a Phase 2 clinical trial pilot study in patients with clear cell renal cell carcinoma entitled, “G-202-006: An Open-Label, Single-Arm, Phase II Study to Evaluate the Safety and Activity of G-202 in Patients with Clear Cell Renal Cell Carcinoma that Expresses PSMA”, via a collaborative agreement with a single site in the U.S. As of October 20, 2016, two patients have been enrolled.

While we believe that the data from the completed trials appear promising, the outcome of our ongoing or future trials may ultimately be unsuccessful.

NOTE 1 — BACKGROUND

GenSpera, Inc. (“we”, “us”, “our company”, “our”, “GenSpera” or the “Company”) was formed under the laws of the State of Delaware in November 2003, and has its principal office in San Antonio, Texas. We are an early-stage, pre-revenue, pharmaceutical company focused on the discovery and development of prodrug cancer therapeutics for the treatment of solid tumors, including liver, brain, prostate and other cancers. We plan to develop a series of therapies based on our target-activated prodrug technology platform.

Our primary focus at the present time is the clinical development of our lead compound, mipsagargin (formerly referred to as G-202), a novel therapeutic agent with a unique mechanism of action. We have completed a Phase Ia/Ib dose escalation, safety, tolerability and dose refinement study of mipsagargin, in which we treated a total of 44 patients (includes Phase Ia and Ib), including two patients with hepatocellular carcinoma (HCC), or liver cancer, who experienced prolonged stabilization of disease up to eleven months after initiation of treatment. We have completed a Phase II clinical trial of mipsagargin in patients with liver cancer, in which twenty-five patients were treated. In May 2015, we received a final clinical study report. We consider the study outcome achieved positive results, with 63% of treated patients having stable disease at two (2) months, and with a median time to progression of 4.5 months. These results support our plans to continue the development of mipsagargin for patients with liver cancer, as well as proceed with our clinical development strategy in other indications including glioblastoma and prostate cancer trials. Although the data from our completed trials appear promising, the outcome of our ongoing or future trials may ultimately be unsuccessful.

We are currently conducting a Phase II clinical trial in glioblastoma (a type of brain cancer), in which twenty patients have been treated as of March 11, 2016. We have elected to defer opening enrollment for our Phase II prostate clinical trial with mispsagargin until the second quarter of 2016.